Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
NONCURRENT ASSETS
Property and equipment, net	¥ 1,006,000		¥ 1,250,000
Intangible assets, net	6,000
Right-of-use assets, net	469,000		44,288,000
Total noncurrent assets	1,481,000		45,538,000
CURRENT ASSETS
Inventories, net			31,589,000
Trade receivables, net			51,416,000
VAT receivables	142,000		663,000
Other receivables and prepayments	19,180,000		20,781,000
Financial assets	8,523,000
Restricted cash	2,069,000
Cash and bank balances	3,936,000		27,880,000
Total current assets	33,850,000		132,329,000
Assets classified as held for sale	74,675,000
Total assets	110,006,000		177,867,000
CURRENT LIABILITIES
Trade payables	3,079,000		6,290,000
Accrued liabilities and other payables	799,000		22,381,000
Unearned revenue			15,545,000
Amounts owed to related parties	1,291,000		36,348,000
Lease liabilities	328,000		13,404,000
Taxes payable	582,000		1,018,000
Total current liabilities	6,079,000		94,986,000
NET CURRENT ASSETS	27,771,000		37,343,000
NONCURRENT LIABILITIES
Lease liabilities	157,000		33,325,000
Note payable	8,775,000
Total noncurrent liabilities	8,932,000		33,325,000
Liabilities directly associated with assets classified as held for sale	88,530,000
Total liabilities	103,541,000		128,311,000
NET ASSETS	6,465,000		49,556,000
EQUITY
Share capital	1,288,000	[1]	943,000	[2]
Reserves	(241,000)		49,919,000
Non-controlling interest	5,418,000		(1,306,000)
Total equity	¥ 6,465,000		¥ 49,556,000

[1]	Equivalent to US$193,000
[2]	Equivalent to US$143,000